Financial Instruments - Schedule of Classification of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2005
Financial assets
Cash and cash equivalents (including deposits with banks)	$ 3,041	$ 3,204	$ 3,054
Marketable securities	13
Loans and receivables	1,064	1,144
Total Financial Assets	4,118	4,348
Financial liabilities
Financial liabilities measured at amortized cost	2,907	2,902
Total Financial Liabilities	$ 2,907	$ 2,902